INTERIM CONDENSED STATEMENT OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Reserve	Net loss for the period
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2019		22,415,039
Equity at beginning of period at Dec. 31, 2019	€ (1,909)	€ 672	€ 153,139	€ 433	€ (169)	€ (105,070)	€ (50,915)
Net loss for the period	(20,579)						(20,579)
Currency translation adjustments	(5)			(5)
Total comprehensive loss	(20,584)			(5)			(20,579)
Allocation of prior period loss	0					(50,915)	50,915
Capital increase (in shares)		316,083
Capital increase, net	0	€ 9				(9)
Subscription of warrants	5		5
Share-based payment	1,542					1,542
Treasury shares	(74)				(74)
U.S. Initial public offering costs offset	(1,175)		(1,175)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2020		22,731,122
Equity at end of period at Jun. 30, 2020	(22,194)	€ 682	151,968	428	(243)	(154,451)	(20,579)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2020		34,432,122
Equity at beginning of period at Dec. 31, 2020	70,468	€ 1,033	255,735	555	(196)	(153,069)	(33,590)
Net loss for the period	(30,420)						(30,420)
Currency translation adjustments	(42)			(42)
Total comprehensive loss	(30,462)			(42)			(30,420)
Allocation of prior period loss	0					(33,590)	33,590
Capital increase (in shares)		393,750
Capital increase, net	0	€ 12	(12)
Subscription of warrants	43		43
Share-based payment	1,398					1,398
Treasury shares	(16)				€ (16)
Other movements	0		16			(16)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2021		34,825,872			15,053
Equity at end of period at Jun. 30, 2021	€ 41,431	€ 1,045	€ 255,782	€ 513	€ (212)	€ (185,276)	€ (30,420)